Note 8 - Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
8.
Basic and Diluted Net Loss per Share

Basic net loss per share attributable to Avalon Holdings Corporation common shareholders for the years ended
December 31, 2018
and
2017
is computed by dividing the net loss by the weighted average number of common shares outstanding, which was
3,813,796
for
2018
and
3,803,331
for
2017.

Diluted net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option.

For the years ended
December 31, 2018
and
2017,
the diluted per share amounts reported are equal to the basic per share amounts because Avalon was in a net loss position and as a result, such dilution would be considered anti-dilutive. Assuming dilution, the weighted average number of common shares outstanding for the years ended
December 31, 2018
and
2017
was
3,914,079
and
3,836,661,
respectively.

The loss per share calculations for the years ended
December 31, 2018
and
2017
are as follows (in thousands, except per share amounts):

	2018	2017
Net loss attributable to Avalon Holdings Corporation common shareholders	$(1,144)	$(307)

Shares used in computing basic loss per share	3,814	3,803
Potentially dilutive shares from stock options	-	-
Shares used in computing diluted loss per share	3,814	3,803

Loss per share attributable to Avalon Holdings Corporation common shareholders
Basic and diluted net loss per share	$(0.30)	$(0.08)